Summary Prospectus
October 31, 2026

Meridian Contrarian Fund

Link to Prospectus	Link to SAI

Class A Shares: MFCAX; Class C Shares: MFCCX; Investor Class Shares: MFCIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at https://www.arrowmarkpartners.com/meridian/. You can also get this information at no cost by calling 800-446-6662, by sending an email request to IR@arrowmarkpartners.com, or by contacting your investment representative at the broker-dealer or bank through which shares of the Fund may be purchased or sold. The Fund’s prospectus and statement of additional information, each dated October 31, 2026, along with the Fund’s most recent annual report dated June 30, 2026, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

Investment Objective

The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

	Class A Shares	Class C Shares	Investor Class Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE

Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%

Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.23%	0.21%	0.23%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[1]	1.49%	2.22%	1.24%

[1]

Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Link to Prospectus	Link to SAI

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$718	$1,019	$1,341	$2,252

Class C Shares	$325	$694	$1,189	$2,283

Investor Class Shares	$126	$393	$680	$1,500

You would pay the following expenses if you did not redeem your shares of the Fund:

Share Class	1 Year	3 Years	5 Years	10 Years

Class A Shares	$718	$1,019	$1,341	$2,252

Class C Shares	$225	$694	$1,189	$2,283

Investor Class Shares	$126	$393	$680	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’ (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody’s Investors Service, Inc. (“Moody’s”) or C or below by Standard and Poor’s Ratings Services (“S&P”) or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser’s opinion, is reflected in the share price.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Link to Prospectus	Link to SAI

this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Value Securities Risk — The market value of a value security may take longer than anticipated to rise, may decline or may fail to meet the Investment Adviser’s assessment of its potential value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

Foreign Securities Risk — Investments in foreign securities, including securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Link to Prospectus	Link to SAI

Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2500® Index and the Russell 2500® Value Index, indexes more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 29.41% (for the quarter ended June 30, 2020); and the lowest quarterly return was –30.94% (for the quarter ended March 31, 2020).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Investor Class shares was 6.26%.

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Link to Prospectus	Link to SAI

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN CONTRARIAN FUND	1 Year	5 Year	10 Year
Investor Class Shares (11/15/13)

Return Before Taxes	17.23%	8.63%	11.98%

Return After Taxes on Distributions	13.88%	6.29%	9.60%

Return After Taxes on Distributions and Sale of Fund Shares[1]	12.32%	6.46%	9.28%
Class A Shares (11/15/13)

Return Before Taxes	10.33%	7.09%	11.04%
Class C Shares (07/01/15)

Return Before Taxes	16.03%	7.53%	10.93%

Russell 2500® Index (reflects no deductions for fees, expenses or taxes)*	11.91%	7.26%	10.40%

Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)*	12.73%	10.02%	9.72%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)**	17.15%	13.15%	14.29%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

*	Additional index.
**	Broad-based securities market index.

After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC

Portfolio Manager

James England, CFA, serves as Portfolio Manager of the Fund. Mr. England, who joined the Investment Adviser in 2013 when it acquired the asset management business of the previous investment adviser to the Fund, where he worked as an investment professional since 2001, has served as a Portfolio Manager of the Fund since December 2003.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Contrarian Fund.

Class	Minimum Initial Investment		Minimum Subsequent Investment	Distribution Fee

Class A Shares	$2,500	[1]	$50	0.25%

Class C Shares	$2,500	[1]	$50	1.00%

Investor Class Shares	$2,500		$50	NONE

[1]	Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum.

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Link to Prospectus	Link to SAI

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

You may purchase, redeem or exchange shares of the Funds on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. The minimum investment for Class A shares, Class C shares, and Investor Class shares is $2,500 per Fund account for non-retirement accounts. Certain tax-qualified retirement accounts or UGMA/UTMA accounts are subject to a $500 minimum. Investors in a defined contribution plan through a third-party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts that are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax-qualified investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

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